Goodwill and Intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of goodwill
The following table represents the changes to goodwill:

Carrying Amount

Balance as of December 31, 2023	$12,867
Additions from acquisitions	12,402
Balance as of December 31, 2024	25,269
Additions from acquisitions	13,544
Balance as of December 31, 2025	$38,813

Schedule of finite-lived intangible assets
The estimated useful lives of the Company’s intangible assets are as follows:

Customer relationships	3.75-6 years
Brand name	2-4 years
Database	2.75 years
User panel	3 years
Developed technology	2-4 years

Intangible assets, net consisted of the following:

	December 31,
	2024	2025

Developed technology	$4,070	$5,552
Customer relationships	3,694	6,172
Database	208	208
User panel	11,202	11,202
Brand name	1,221	1,950
Total intangible assets	20,395	25,084
Less: accumulated amortization	(14,818)	(18,316)
Total intangible assets, net	$5,577	$6,768

Schedule of future amortization expense	As of December 31, 2025, the expected future amortization expenses for the intangible assets are as follows:

Years ending December 31,
2026	$3,004
2027	1,640
2028	1,170
2029	859
2030	95
Total	$6,768